Joint ventures and equity method investments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Joint ventures and equity method investments.
Group's interest in joint ventures	$ 137,583,000	$ 127,397,000
Group's interest in companies with equity method investments	2,380,000	3,160,000
Share of commitment of joint venture	84,590,000	116,029,000
Share of commitment of equity method investment	$ 16,402,000	$ 16,242,000